Selected Quarterly Financial Data (Summary of Selected Quarterly Financial Data) (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Mar. 31, 2013	Jun. 30, 2013
Selected Quarterly Financial Information
Reserve for Expected Government Settlement	$ 41	$ 41	$ 41